Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000006776 [Member] | Hartford Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006776 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006776 [Member] | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006776 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006776 [Member] | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006776 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006776 [Member] | Eastman Chemical Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006776 [Member] | Graphic Packaging Holding Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006776 [Member] | Leidos Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006776 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006776 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006776 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
C000006776 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006776 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006776 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006776 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006776 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006776 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006776 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000006776 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006776 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006776 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000006776 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006781 [Member] | Hartford Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006781 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006781 [Member] | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006781 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006781 [Member] | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006781 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006781 [Member] | Eastman Chemical Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006781 [Member] | Graphic Packaging Holding Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006781 [Member] | Leidos Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006781 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006781 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006781 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
C000006781 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006781 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006781 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006781 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006781 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006781 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006781 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000006781 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006781 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006781 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000006781 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006782 [Member] | Hartford Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006782 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006782 [Member] | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006782 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006782 [Member] | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006782 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006782 [Member] | Eastman Chemical Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006782 [Member] | Graphic Packaging Holding Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006782 [Member] | Leidos Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006782 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006782 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006782 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
C000006782 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006782 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006782 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006782 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006782 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006782 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006782 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000006782 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006782 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006782 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000006782 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006783 [Member] | Hartford Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006783 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006783 [Member] | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006783 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006783 [Member] | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006783 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006783 [Member] | Eastman Chemical Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006783 [Member] | Graphic Packaging Holding Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006783 [Member] | Leidos Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006783 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006783 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006783 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
C000006783 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006783 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006783 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006783 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006783 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006783 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006783 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000006783 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006783 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006783 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000006783 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006785 [Member] | Hartford Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006785 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006785 [Member] | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006785 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006785 [Member] | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006785 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006785 [Member] | Eastman Chemical Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006785 [Member] | Graphic Packaging Holding Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006785 [Member] | Leidos Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006785 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006785 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006785 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
C000006785 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006785 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006785 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006785 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006785 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006785 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006785 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000006785 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006785 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006785 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000006785 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006787 [Member] | Hartford Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006787 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006787 [Member] | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006787 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006787 [Member] | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006787 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006787 [Member] | Eastman Chemical Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006787 [Member] | Graphic Packaging Holding Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006787 [Member] | Leidos Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006787 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006787 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006787 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
C000006787 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006787 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006787 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006787 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006787 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006787 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006787 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000006787 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006787 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006787 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000006787 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006788 [Member] | Hartford Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006788 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006788 [Member] | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006788 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006788 [Member] | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006788 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006788 [Member] | Eastman Chemical Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006788 [Member] | Graphic Packaging Holding Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006788 [Member] | Leidos Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006788 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006788 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006788 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
C000006788 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006788 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006788 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006788 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006788 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006788 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006788 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000006788 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006788 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006788 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000006788 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006777 [Member] | Hartford Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006777 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006777 [Member] | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006777 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006777 [Member] | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006777 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006777 [Member] | Eastman Chemical Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006777 [Member] | Graphic Packaging Holding Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006777 [Member] | Leidos Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006777 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006777 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006777 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
C000006777 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006777 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006777 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006777 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006777 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000006777 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006777 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000006777 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006777 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006777 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000006777 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000125404 [Member] | Hartford Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000125404 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000125404 [Member] | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000125404 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000125404 [Member] | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000125404 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000125404 [Member] | Eastman Chemical Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000125404 [Member] | Graphic Packaging Holding Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000125404 [Member] | Leidos Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000125404 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000125404 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000125404 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
C000125404 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000125404 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000125404 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000125404 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000125404 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000125404 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000125404 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000125404 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000125404 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000125404 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000125404 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006789 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006789 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006789 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006789 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000006789 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006789 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006789 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006789 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006789 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006789 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006789 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006789 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000006789 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006789 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000006789 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006789 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006789 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006789 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006789 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000006789 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%
C000006789 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006789 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000006789 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006790 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006790 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006790 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006790 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000006790 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006790 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006790 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006790 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006790 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006790 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006790 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006790 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000006790 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006790 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000006790 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006790 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006790 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006790 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006790 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000006790 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%
C000006790 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006790 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000006790 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006791 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006791 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006791 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006791 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000006791 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006791 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006791 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006791 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006791 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006791 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006791 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006791 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000006791 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006791 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000006791 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006791 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006791 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006791 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006791 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000006791 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%
C000006791 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006791 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000006791 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006792 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006792 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006792 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006792 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000006792 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006792 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000006792 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006792 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006792 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006792 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006792 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006792 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000006792 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006792 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000006792 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006792 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000006792 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006792 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006792 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000006792 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%
C000006792 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006792 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000006792 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000068492 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000068492 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000068492 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068492 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000068492 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000068492 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000068492 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000068492 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000068492 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000068492 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000068492 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000068492 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000068492 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000068492 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000068492 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000068492 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000068492 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068492 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000068492 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000068492 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%
C000068492 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000068492 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000068492 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000068493 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000068493 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000068493 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068493 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000068493 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000068493 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000068493 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000068493 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000068493 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000068493 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000068493 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000068493 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000068493 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000068493 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000068493 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000068493 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000068493 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068493 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000068493 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000068493 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%
C000068493 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000068493 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000068493 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000068494 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000068494 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000068494 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068494 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000068494 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000068494 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000068494 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000068494 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000068494 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000068494 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000068494 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000068494 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000068494 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000068494 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000068494 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000068494 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000068494 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068494 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000068494 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000068494 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%
C000068494 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000068494 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000068494 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000068495 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000068495 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000068495 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068495 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000068495 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000068495 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000068495 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000068495 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000068495 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000068495 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000068495 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000068495 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000068495 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000068495 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000068495 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000068495 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000068495 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068495 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000068495 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000068495 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%
C000068495 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000068495 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000068495 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000068496 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000068496 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000068496 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068496 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000068496 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000068496 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000068496 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000068496 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000068496 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000068496 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000068496 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000068496 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000068496 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000068496 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000068496 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000068496 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000068496 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068496 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000068496 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000068496 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%
C000068496 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000068496 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000068496 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%